Finance income and costs	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	2021	2020
	$	$

Interest income	2,544	3,577
Interest expense	(2,897)	(1,811)

Net interest income (expense)	(353)	1,766